Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Dividends distributed in cash (in dollars)	$ 0.18	$ 0.14	$ 0.12